Corporate information	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
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Corporate information

1. Corporate Information

Business Description

ALPS Global Holding Pubco (the “Company”) is a private limited liability company incorporated and domiciled in Cayman Islands. The registered office of the Company is located at 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The Company was incorporated on 14 May 2024 and is principally engaged in the business of investment holding.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Corporate information

1.	Corporate Information

Business Description

Alps Life Science Inc (the “Company”) is a private limited liability company incorporated and domiciled in Cayman Islands. The registered office of the Company is located at 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9009, Cayman Islands.

The Company was incorporated on 11 April 2024 and is principally engaged in the business of investment holding.

The subsidiaries are involving in the business of research and development (including stem cell) in all kinds of biotechnology related business, invest and manage business such as health and beauty centre, medical centre as well as acting as an investment holding company as disclosed in Note 31.

These consolidated financial statements comprise the results of the Group.